First Quarter Report
May 31, 2023 (Unaudited)
Columbia Global Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Global Value Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 1.8%
Northern Star Resources Ltd.	1,626,532	13,755,252
Canada 2.6%
Alimentation Couche-Tard, Inc.	194,132	9,399,850
Cameco Corp.	377,336	10,505,034
Total		19,904,884
Finland 0.8%
UPM-Kymmene OYJ	219,534	6,599,598
France 3.9%
AXA SA	522,704	14,819,017
BNP Paribas SA	260,950	15,171,186
Total		29,990,203
Hong Kong 0.9%
WH Group Ltd.	12,771,593	6,676,899
Japan 7.4%
Daiwabo Holdings Co., Ltd.	584,100	10,809,316
ITOCHU Corp.	491,200	16,581,930
ORIX Corp.	809,201	13,755,016
Takeda Pharmaceutical Co., Ltd.	510,428	16,244,925
Total		57,391,187
Netherlands 3.7%
ING Groep NV	1,047,186	12,902,470
Shell PLC	571,099	15,701,219
Total		28,603,689
Russian Federation —%
Lukoil PJSC(a),(b),(c),(d)	48,225	—
Singapore 1.8%
BW LPG Ltd.	416,720	3,565,749
Venture Corp., Ltd.	917,200	10,290,032
Total		13,855,781
South Korea 1.7%
Hyundai Home Shopping Network Corp.	77,381	2,710,726
Youngone Corp.	299,871	10,157,097
Total		12,867,823
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 0.6%
Endesa SA	228,099	4,946,405
United Kingdom 6.0%
BP PLC, ADR	361,865	12,198,469
BT Group PLC	3,420,543	6,248,440
DCC PLC	74,928	4,293,628
Just Group PLC	6,205,213	6,507,096
TP Icap Group PLC	4,361,487	8,219,590
Vodafone Group PLC	9,793,118	9,312,583
Total		46,779,806
United States 66.4%
AbbVie, Inc.	121,999	16,830,982
Activision Blizzard, Inc.(e)	136,221	10,924,924
Ameren Corp.	207,352	16,810,027
AT&T, Inc.	754,685	11,871,195
Bank of America Corp.	689,532	19,162,094
Boston Scientific Corp.(e)	253,603	13,055,482
Broadcom, Inc.	26,920	21,750,283
Chubb Ltd.	86,778	16,123,352
Cisco Systems, Inc.	352,265	17,497,003
Coca-Cola Co. (The)	305,763	18,241,821
CubeSmart	216,448	9,618,949
Discover Financial Services	137,019	14,077,332
Eaton Corp. PLC	77,116	13,564,704
Edison International	205,047	13,844,774
Elevance Health, Inc.	22,171	9,928,617
Eli Lilly & Co.	25,376	10,897,977
EOG Resources, Inc.	110,317	11,835,911
Exxon Mobil Corp.	259,304	26,495,683
Hershey Co. (The)	29,549	7,673,875
Hilton Worldwide Holdings, Inc.	79,607	10,836,105
Honeywell International, Inc.	70,158	13,442,273
Jazz Pharmaceuticals PLC(e)	71,328	9,141,397
Las Vegas Sands Corp.(e)	162,102	8,936,683
MasTec, Inc.(e)	112,833	11,436,753
Merck & Co., Inc.	172,640	19,061,182
Morgan Stanley	181,291	14,822,352
2	Columbia Global Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Value Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Primo Water Corp.	771,828	9,933,426
Procter & Gamble Co. (The)	155,200	22,116,000
Prologis, Inc.	96,416	12,008,613
QUALCOMM, Inc.	113,510	12,873,169
Quotient Ltd.(e)	12,226	510
Realty Income Corp.	168,128	9,993,528
Republic Services, Inc.	109,017	15,440,078
S&P Global, Inc.	31,234	11,476,309
TE Connectivity Ltd.	95,583	11,707,006
Walmart, Inc.	125,592	18,445,697
Zimmer Biomet Holdings, Inc.	82,871	10,552,793
Zoetis, Inc.	74,714	12,179,129
Total		514,607,988
Total Common Stocks (Cost $706,792,461)		755,979,515

Exchange-Traded Equity Funds 1.2%
	Shares	Value ($)
United States 1.2%
iShares Russell 1000 Value ETF	60,596	9,005,778
Total Exchange-Traded Equity Funds (Cost $9,287,139)		9,005,778

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 5.241%(f),(g)	7,142,062	7,138,491
Total Money Market Funds (Cost $7,138,742)		7,138,491
Total Investments in Securities (Cost $723,218,342)		772,123,784
Other Assets & Liabilities, Net		2,233,232
Net Assets		$774,357,016

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,580,000 AUD	5,713,114 USD	Morgan Stanley	06/15/2023	129,427	—
1,075,000 CAD	803,685 USD	Morgan Stanley	06/15/2023	11,504	—
4,291,000 CAD	3,156,789 USD	Morgan Stanley	06/15/2023	—	(5,300)
3,670,000 CHF	4,117,732 USD	Morgan Stanley	06/15/2023	81,755	—
163,745,000 DKK	23,988,897 USD	Morgan Stanley	06/15/2023	463,075	—
22,716,000 EUR	24,803,372 USD	Morgan Stanley	06/15/2023	503,340	—
1,321,000 GBP	1,643,100 USD	Morgan Stanley	06/15/2023	—	(633)
2,415,916,000 JPY	18,060,982 USD	Morgan Stanley	06/15/2023	684,842	—
17,475,535,000 KRW	13,284,329 USD	Morgan Stanley	06/15/2023	88,745	—
204,992,000 NOK	19,494,261 USD	Morgan Stanley	06/15/2023	1,014,766	—
116,891,000 SEK	11,439,154 USD	Morgan Stanley	06/15/2023	659,628	—
26,917,000 SGD	20,094,672 USD	Morgan Stanley	06/15/2023	180,998	—
5,817,521 USD	8,580,000 AUD	Morgan Stanley	06/15/2023	—	(233,835)
21,352,711 USD	28,751,000 CAD	Morgan Stanley	06/15/2023	—	(165,758)
25,235,461 USD	170,884,000 DKK	Morgan Stanley	06/15/2023	—	(683,955)
27,712,930 USD	25,194,000 EUR	Morgan Stanley	06/15/2023	—	(762,101)
15,210,367 USD	163,939,000 NOK	Morgan Stanley	06/15/2023	—	(431,693)
12,242,702 USD	19,873,000 NZD	Morgan Stanley	06/15/2023	—	(273,883)
17,641,948 USD	184,389,000 SEK	Morgan Stanley	06/15/2023	—	(637,850)
16,995,230 USD	22,519,000 SGD	Morgan Stanley	06/15/2023	—	(335,274)
Total				3,818,080	(3,530,282)
Columbia Global Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Global Value Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(b)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(c)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(d)	Valuation based on significant unobservable inputs.
(e)	Non-income producing investment.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	4,890,862	19,341,142	(17,092,911)	(602)	7,138,491	634	87,589	7,142,062
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Global Value Fund | First Quarter Report 2023

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1QT145_02_N01_(07/23)